                               CONSTELLATION FUNDS

         CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND
            CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND
                 CONSTELLATION TIP TAX MANAGED U.S. EQUITY FUND
                     CONSTELLATION INTERNATIONAL EQUITY FUND

                        Supplement dated December 1, 2004
                    to the Prospectus dated November 1, 2004


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


1. CHANGES TO THE CONSTELLATION TIP TAX MANAGED U.S. EQUITY FUND

   IMPORTANT NOTICE REGARDING CHANGES IN NON-FUNDAMENTAL INVESTMENT OBJECTIVE
                                  AND FUND NAME

The Constellation TIP Tax Managed U.S. Equity Fund's (the "Fund") non-fundamental investment objective is to seek long-term capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders. On November 18, 2004, the Board of Trustees approved a proposal to eliminate from the Fund's investment objective any reference to seeking to minimize the impact of taxes on the returns earned by shareholders. Accordingly, effective January 31, 2005, the Fund's new non-fundamental investment objective will be to seek long-term capital appreciation.

To make this change more evident, the Board of Trustees also approved changing the Fund's name to eliminate the reference to tax management. Accordingly, effective January 31, 2005, the Fund's new name will be the "Constellation TIP Core Growth Fund."

These changes were approved as part of a larger proposal to reorganize the Fund with and into a newly-created series of the Turner Funds. This proposed reorganization, which is subject to shareholder approval, is expected to take place on or around January 31, 2005. If shareholders approve the proposed reorganization, the Fund will operate in the future as a separate series of the Turner Funds under the name the "Turner Core Growth Fund." The costs of these changes are being borne solely by Turner Investment Partners, Inc., the adviser to the Turner Funds, and not by shareholders of the Fund. If shareholders do not approve the proposed reorganization, the Board of Trustees will evaluate other actions.




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2.       CHANGES TO THE SUB-ADVISORY FEES PAID TO BRANDWINE ASSET MANAGEMENT,
         LLC FOR SERVING AS SUB-ADVISER TO THE CONSTELLATION INTERNATIONAL EQUITY FUND

At a meeting held on September 23, 2004, the Board of Trustees voted to approve an adjustment to the sub-advisory fee paid to Brandywine Asset Management, LLC ("Brandywine") for its services as a sub-adviser to the Constellation International Equity Fund (the "Fund"). Effective October 1, 2004, Brandywine began receiving a base fee of 0.60% of the average daily net assets of the Fund.

Accordingly, the second full paragraph on page 94 of the prospectus is hereby deleted and replaced with the following:

         For its services as investment sub-adviser to the Constellation International Equity Fund, Brandywine is entitled to receive base investment sub-advisory fees from CIMCO at an annualized rate of 0.60% of the average daily net assets of the Fund. Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to Brandywine can increase or decrease depending on the Fund's performance relative to its benchmark.



3. CHANGES TO THE CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND AND CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND

         a.       Elimination of Class II Shares

         The Constellation Chartwell Ultra Short Duration Fixed Income Fund and Constellation Chartwell Short Duration Fixed Income Fund (each a "Short Duration Fund," and together, the "Short Duration Funds") currently offer Class I and Class II Shares to investors. These separate share classes provide for variations in shareholder servicing costs -- Class I Shares do not pay any shareholder servicing fees, whereas Class II shares currently pay shareholder servicing fees at an annual rate of 0.25% (25 basis points) of average daily net assets.

         On November 18, 2004, the Board of Trustees approved a proposal to eliminate the Class II Shares of each Short Duration Fund. Accordingly, effective January 31, 2005, Class II Shares of each Short Duration Fund will be converted into Class I shares of the respective Fund on the basis of relative net asset value and, thereafter, the offering of Class II Shares of the Short Duration Funds will be eliminated.

         b. Change in Contractual Fee Waiver for Class I Shares

         Pursuant to a contractual fee waiver agreement, Constellation Investment Management Company, LP ("CIMCO"), the Adviser to the each Short Duration Fund, currently waives fees and reimburses expenses in order to keep "Other Expenses" of the Class I Shares of each Fund from exceeding 0.24% (24 basis points) through January 31, 2006. With this limit, and assuming no adjustment to either Short Duration Fund's advisory fee based on Fund performance, each Short Duration Fund operates at a Net Total Operating Expense level of no more than 0.49%.

         On November 18, 2004, the Board of Trustees approved a proposal to reduce CIMCO's contractual fee waiver obligations. Under the revised contractual fee waiver agreement, effective January 31, 2005 CIMCO will be obligated to waive fees and reimburse expenses in order to keep "Other Expenses" of the Class I Shares of each Fund from exceeding 0.43% through January 31, 2006. With this revised limit, and assuming no adjustment to either Fund's advisory fee based on Fund performance, each Short Duration Fund will operate at a Net Total Operating Expense level of no more than 0.68%.



                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE


You may obtain additional information about these changes by calling the Funds' investment adviser, Constellation Investment Management Company, LP, at 1-866-242-5742.





CONST- Prosup 120104

                               CONSTELLATION FUNDS

                     CONSTELLATION INTERNATIONAL EQUITY FUND


                        Supplement dated December 1, 2004
        to the Statement of Additional Information dated November 1, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

At a meeting held on September 23, 2004, the Board of Trustees of Constellation Funds voted to approve an adjustment to the sub-advisory fees paid to Brandywine Asset Management, LLC ("Brandywine") for its services as a sub-adviser to the Constellation International Equity Fund (the "Fund"). Effective October 1, 2004, Brandywine began receiving a base fee of 0.60% of the average daily net assets of the Fund. As stated in the SAI, this fee is subject to a performance adjustment, based on the Fund's performance relative to its benchmark. Accordingly, the sub-advisory fee chart for Brandywine on page S-45 of the SAI is hereby deleted and replaced with the following:


----------------------------------------------------------------------------------------------------------------------
                                                                                                          HIGHEST /
                                                                                                           LOWEST
                                                                                             ANNUAL       POSSIBLE
                                               REQUIRED EXCESS                             ADJUSTMENT   SUB-ADVISORY
        FUND                BENCHMARK            PERFORMANCE      BASE SUB-ADVISORY FEE       RATE           FEE
----------------------------------------------------------------------------------------------------------------------
                      Morgan Stanley
                      Capital
                      International All
                      Country World Free
International Equity  ex-U.S. Index
Fund                  ("EAFE")                    +/- 1.25%               0.60%            +/- 0.10%    0.70% / 0.50%
----------------------------------------------------------------------------------------------------------------------


                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE




You may obtain additional information about these changes by calling the Fund's investment adviser, Constellation Investment Management Company, LP, at 1-866-242-5742.